Fees Summary	Apr. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,708,500,000
Previously Paid Amount	0
Total Fee Amount	261,572
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $1,708,500,000
Net Fee	$ 261,572
Narrative - Max Aggregate Offering Price	$ 1,708,500,000
Final Prospectus	true